UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Investment Management LLC
Address: 711 Fifth Avenue
         New York, NY  10022

13F File Number:  28-11378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

     /s/ Howard M. Felson     New York, NY/USA     November 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $275,388 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-12302                      Allen Operations LLC
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA NATURAL RESOURCES INC    COM              02076X102     7714   150000 SH       DEFINED 1              150000        0        0
ALPHARMA INC                   CL A             020813101    12911   350000 SH       DEFINED 1              350000        0        0
AMERICAN INDEPENDENCE CORP     COM NEW          026760405      905   133247 SH       DEFINED 1              133247        0        0
ANHEUSER BUSCH COS INC         COM              035229103    71368  1100000 SH       DEFINED 1             1100000        0        0
DRS TECHNOLOGIES INC           COM              23330X100    15734   205000 SH       DEFINED 1              205000        0        0
GENENTECH INC                  COM NEW          368710406    53208   600000 SH       DEFINED 1              600000        0        0
IMCLONE SYS INC                COM              45245W109    22152   355000 SH       DEFINED 1              355000        0        0
INDEPENDENCE HLDG CO NEW       COM NEW          453440307     1140    98708 SH       DEFINED 1               98708        0        0
MICRONETICS INC DEL            COM              595125105      165    35000 SH       DEFINED 1               35000        0        0
NATIONAL DENTEX CORP           COM              63563H109      298    46400 SH       DEFINED 1               46400        0        0
NEXCEN BRANDS INC              COM              653351106        6    20000 SH       DEFINED 1               20000        0        0
PHILADELPHIA CONS HLDG CORP    COM              717528103    20500   350000 SH       DEFINED 1              350000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100     9669   275000 SH       DEFINED 1              275000        0        0
RELM WIRELESS CORP             COM              759525108       63    43583 SH       DEFINED 1               43583        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100    20584    82500 SH       DEFINED 1               82500        0        0
ROHM & HAAS CO                 COM              775371107    29442   420600 SH       DEFINED 1              420600        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     8507   100000 SH       DEFINED 1              100000        0        0
STARRETT L S CO                CL A             855668109      769    41700 SH       DEFINED 1               41700        0        0
TGC INDS INC                   COM NEW          872417308      253    46696 SH       DEFINED 1               46696        0        0